Depreciation and amortization expense (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation and amortization expense
Schedule of depreciation and amortization expense

		Three months ended March 31
US$ thousand	Notes	2023	2022
Included in cost of goods sold:
Depreciation expenses	12	$(11,696)	$(11,942)
Amortization expenses		(25)	(8)
Total		$(11,721)	$(11,950)

US$ thousand	Notes	2022	2021
Included in cost of goods sold:
Depreciation expenses	12	(51,328)	(52,262)
Amortization expenses		(201)	(59)
Total		(51,529)	(52,321)

US$thousand	Notes	2021	2020
Included in cost of goods sold:
Depreciation expenses	12	(52,262)	(55,433)
Amortization expenses		(59)	—
Total		(52,321)	(55,433)